Finance Receivables by Credit Quality Indicator and Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 7,287.7	$ 6,106.6
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	7,075.7	5,869.6
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	97.6	83.6
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	114.4	153.4
Dealer wholesale financing
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,517.0	983.4
Dealer wholesale financing | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,451.9	966.2
Dealer wholesale financing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	46.7	13.8
Dealer wholesale financing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	18.4	3.4
Retail | Fleet
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	4,376.5	3,705.7
Retail | Fleet | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	4,262.8	3,544.0
Retail | Fleet | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	37.2	46.6
Retail | Fleet | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	76.5	115.1
Retail | Owner/Operator
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,394.2	1,417.5
Retail | Owner/Operator | Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	1,361.0	1,359.4
Retail | Owner/Operator | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	13.7	23.2
Retail | Owner/Operator | Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivables	$ 19.5	$ 34.9